Fees Summary	Jun. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,595,070
Previously Paid Amount	0.00
Total Fee Amount	1,463.18
Total Offset Amount	0.00
Net Fee	1,463.18
Narrative - Max Aggregate Offering Price	$ 10,595,070
Final Prospectus	true